Debt - Future Principal and Estimated Interest Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Principal Payments [Roll Forward]
2022	$ 87,650
2023	53,015
2023	0
2025	0
2026	0
Thereafter	0
Total Principal Payments on Long-term Debt	140,665
Estimated Interest Payable [Roll Forward]
2022	9,638
2023	1,072
2024	0
2025	0
2026	0
Thereafter	0
Total Estimated Interest Payable	10,710
Total Principal and Interest Payable[Roll Forward]
2021	97,288
2022	54,087
2023	0
2024	0
2025	0
Thereafter	0
Total Long-term Debt Repayments	$ 151,375